Average Annual Total Returns - PGIM 60/40 Allocation Fund		Sep. 29, 2020	Sep. 28, 2020
Custom Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			22.16%
Since Inception	[1]		10.23%
Class R6
Average Annual Return:
1 Year		22.25%
Since Inception		9.89%
Inception Date		Sep. 13, 2017
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year			20.53%
Since Inception			8.45%
Inception Date			Sep. 13, 2017
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			13.64%
Since Inception			7.19%
Inception Date			Sep. 13, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.